INCOME TAXES (Details Narrative) $ in Thousands, د.م. in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MAD (د.م.)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective tax rate	(13.00%)	(13.00%)	(8.00%)	(5.00%)
Net taxable income	$ (14,890)		$ (24,325)	$ (12,676)
Operating loss carry forwards	55,024		40,349
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 29,776		19,262
Operating loss carryforwards, limitations on use	begin to expire within four years	begin to expire within four years
Valuation allowance	$ 7,414		$ 4,889
MOROCCO
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	20.00%	20.00%
MALI
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	30.00%	30.00%
BURKINA FASO
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	27.50%	27.50%
Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	20.00%	20.00%
Net taxable income | د.م.		د.م. 100
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate	35.00%	35.00%
Net taxable income | د.م.		د.م. 100